General information about the company	6 Months Ended
Jun. 30, 2025
General information about the company
General information about the company	General information about the Company
argenx SE (‘‘the Company’’) is a Dutch European public company with limited liability incorporated under the laws of the Netherlands. The Company (COC 24435214) has its official seat in Amsterdam, the Netherlands and its registered office is at Laarderhoogtweg 25, 1101 EB Amsterdam, the Netherlands.
argenx SE is a publicly traded company with ordinary shares listed on Euronext Brussels under the symbol  “ARGX”
since July 2014 and with American Depositary Shares listed on Nasdaq under the symbol “ARGX” since May 2017.